FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis
		Fair value measurements using input type
	Fair value hierarchy	December 31, 2022	June 30, 2023
			Unaudited

Derivatives instruments, net	Level 2	$(1,415)	$(1,719)

Total liabilities, net		$(1,415)	$(1,719)